Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax benefit (expense)	$ (43.0)	$ (9.0)	$ (22.0)	$ 13.0
Income tax expense as a percentage of income before taxes	67.20%	(7.60%)	7.10%	(162.50%)
Release of contingency provision	$ 25.0